DERIVATIVE FINANCIAL INSTRUMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Ineffective portion of the change in fair value of a cash flow hedge	$ 5
Notional amount	1,761
Unrealized losses, net of tax, to be reclassified in next 12 months	88
Unrealized gain (loss) from hedge derivatives	166	(151)	34
Derivative assets	88
Cost Of Maintenance [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	2
Research And Development Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	43
Marketing Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	25
General and Administrative Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	$ 16